Shareholders Equity - USD ($)	Common Stock	Preferred Stock	Additional paid-in Capital	Retained Earnings (Deficit)	Total
Balance at beginning at Dec. 31, 2014	$ 800		$ 269,925	$ (1,080,564)	$ (809,839)
Balance at beginning (in shares) at Dec. 31, 2014	8,000,000
Distributions			(11,000)		(11,000)
Reverse merger recapitalization, Amount
Imputed Interest					43,308
Net loss				(117,641)	(117,641)
Balance at end at Dec. 31, 2015	$ 800		258,925	(1,198,205)	$ (938,480)
Balance at end (in shares) at Dec. 31, 2015	8,000,000				8,000,000
Reverse merger recapitalization, Amount	$ 9,032	$ 8,500	(6,678,085)		$ 1,903,992
Reverse merger recapitalization, Shares	90,315,781	500,000,000
Imputed Interest			19,917		55,855
Shares issued for conversion of debt, Amounts	$ 1,650		410,850		412,500
Shares issued for conversion of debt, Shares	16,500,000
Net loss				2,038,261	2,038,261
Balance at end at Dec. 31, 2016	$ 11,482	$ 8,500	$ (5,987,593)	$ 840,056	$ (5,127,555)
Balance at end (in shares) at Dec. 31, 2016	114,815,781	500,000,000			114,815,781